CORRECTION OF ERRORS - Balance sheet (extract) (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
ASSETS
Cash	$ 70,312	$ 13,133,540
Restricted cash (note 21.1)	0	4,532,372
Investment securities-held to maturity (note 21.10)	0	48,345,306
Short-term investments (note 21.1)	48,345,306
Net investment in direct financing leases(Note 6)	30,011,279	72,223,956
Interest receivable	0	4,425,363
Property and equipment, net(Note 8)	48,131	92,199
Deferred tax assets, net(Note 17)	20,836,408	949,511
Other assets(Note 9)	2,106,321	631,943
Assets of disposal group classified as held for sale	171,954,262	165,569,072
TOTAL ASSETS	228,101,794	309,903,262
Liabilities
Bank loans for capital lease business(Note 10)	338,763	13,696,574
Other loans for capital lease business(Note 10)	377,393	4,774,510
Interest payable	21,494	156,501
Income tax payable(Note 17)	1,202,674	85,481
Deposits from direct financing leases	5,406,497	10,142,244
Other liabilities(Note 11)	2,552,085	1,461,934
Due to related party (Note 18)	464,000	464,000
Liabilities of disposal group classified as held for sale(note 21.1)	3,036,447	5,238,071
Total Liabilities	13,651,432	36,019,315
Stockholders' Equity
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2019 and 2018) (Note 13)	1,984	1,984
Additional paid-in capital	211,934,432	211,934,432
Statutory reserve (note 21.8)	4,687,085	4,687,085
Retained earnings	21,560,152	71,369,880
Accumulated other comprehensive loss	(23,733,291)	(14,109,434)
Total Stockholders' Equity	214,450,362	273,883,947	$ 257,807,875
TOTAL LIABILITIES AND EQUITY	$ 228,101,794	309,903,262
AS previously reported
ASSETS
Cash		18,497,092
Restricted cash (note 21.1)		23,082,396
Short-term investments (note 21.1)		178,273,317
Guarantee paid on behalf of guarantee service customers, net		107,473
Commission receivable		496,097
Net investment in direct financing leases(Note 6)		71,645,717
Interest receivable		15,157,094
Property and equipment, net(Note 8)		221,200
Deferred tax assets, net(Note 17)		1,089,667
Other assets(Note 9)		654,579
TOTAL ASSETS		309,224,632
Liabilities
Bank loans for capital lease business(Note 10)		13,696,574
Other loans for capital lease business(Note 10)		4,774,510
Interest payable		123,396
Income tax payable(Note 17)		2,435,118
Unearned income from financial guarantee services		88,824
Allowance On Financial Guarantee Services		2,637,236
Deposits from direct financing leases		9,164,554
Other liabilities(Note 11)		1,562,819
Due to related party (Note 18)		464,000
Total Liabilities		34,947,031
Stockholders' Equity
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2019 and 2018) (Note 13)		1,984
Additional paid-in capital		211,934,432
Statutory reserve (note 21.8)		4,730,036
Retained earnings		71,727,920
Accumulated other comprehensive loss		(14,116,771)
Total Stockholders' Equity		274,277,601
TOTAL LIABILITIES AND EQUITY		309,224,632
Restatement Adjustments, Adjustments
ASSETS
Net investment in direct financing leases(Note 6)		(399,451)
Deferred tax assets, net(Note 17)		99,862
TOTAL ASSETS		(299,589)
Liabilities
Income tax payable(Note 17)		61,394
Total Liabilities		61,394
Stockholders' Equity
Statutory reserve (note 21.8)		(42,951)
Retained earnings		(325,602)
Accumulated other comprehensive loss		7,570
Total Stockholders' Equity		(360,983)
TOTAL LIABILITIES AND EQUITY		(299,589)
Restatement Adjustments, Other impacts
ASSETS
Cash		(5,363,552)
Restricted cash (note 21.1)		(18,550,024)
Investment securities-held to maturity (note 21.10)		48,345,306
Short-term investments (note 21.1)		(178,273,317)
Guarantee paid on behalf of guarantee service customers, net		(107,473)
Commission receivable		(496,097)
Net investment in direct financing leases(Note 6)		977,690
Interest receivable (note 21.1)		(10,731,731)
Property and equipment, net (note 21.1)		(129,001)
Deferred tax assets, net (note 21.1 and note 21.5)		(240,018)
Other assets (note 21.1)		(22,636)
Assets of disposal group classified as held for sale		165,569,072
TOTAL ASSETS		978,219
Liabilities
Interest payable		33,105
Income tax payable (note 21.1 and note 21.4)		(2,411,031)
Unearned income from financial guarantee services(note 21.1)		(88,824)
Allowance On Financial Guarantee Services		(2,637,236)
Deposits from direct financing leases		977,690
Other liabilities (note 21.1)		(100,885)
Liabilities of disposal group classified as held for sale(note 21.1)		5,238,071
Total Liabilities		1,010,890
Stockholders' Equity
Retained earnings		(32,438)
Accumulated other comprehensive loss		(233)
Total Stockholders' Equity		(32,671)
TOTAL LIABILITIES AND EQUITY		$ 978,219